UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                      Washington D.C. 20549

                            FORM 10-D

                       ASSET-BACKED ISSUER
      DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
               THE SECURITIES EXCHANGE ACT OF 1934

  For the monthly distribution period from:
  June 27, 2014 to July 17, 2014

  Commission File Number of issuing entity: 333-193376-07

  COMM 2014-CCRE18 Mortgage Trust
  (Exact name of  issuing entity as specified in its charter)

  Commission File Number of depositor: 333-193376

  Deutsche Mortgage & Asset Receiving Corporation
  (Exact name of depositor as specified in its charter)

  German American Capital Corporation
  Ladder Capital Finance LLC
  Cantor Commercial Real Estate Lending, L.P.
  Natixis Real Estate Capital LLC
  (Exact name of sponsors as specified in their charters)

  New York
  (State or other jurisdiction of incorporation or organization of the issuing entity)

  38-3932240
  38-3932241
  38-7111647
  (I.R.S. Employer Identification No.)

  c/o Wells Fargo Bank, N.A.
  9062 Old Annapolis Road
  Columbia, MD                                                      21045
  (Address of principal executive offices of the issuing entity)  (Zip Code)

  (410) 884-2000
  (Telephone number, including area code)

  Not Applicable
  (Former name, former address, if changed since last report)


                                 Registered/reporting pursuant to (check one)

  Title of                     Section    Section   Section    Name of Exchange
  Class                         12(b)      12(g)     15(d)    (If Section 12(b))


  A-1                           ______     ______   ___X___       ___________
  A-2                           ______     ______   ___X___       ___________
  A-SB                          ______     ______   ___X___       ___________
  A-3                           ______     ______   ___X___       ___________
  A-4                           ______     ______   ___X___       ___________
  A-5                           ______     ______   ___X___       ___________
  A-M                           ______     ______   ___X___       ___________
  B                             ______     ______   ___X___       ___________
  C                             ______     ______   ___X___       ___________
  PEZ                           ______     ______   ___X___       ___________
  X-A                           ______     ______   ___X___       ___________


  Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to
  such filing requirements for the past 90 days. Yes __X__   No ____


  Part I - DISTRIBUTION INFORMATION

  Item 1. Distribution and Pool Performance Information


  On July 17, 2014 a distribution was made to holders of the certificates issued by COMM 2014-CCRE18 Mortgage Trust.

  The distribution report is attached as an Exhibit to this Form 10-D, please see Item 9(b), Exhibit 99.1 for the related information.

  No assets securitized by Deutsche Mortgage & Asset Receiving Corporation (the "Depositor") and held by COMM 2014-CCRE18 Mortgage Trust were the subject of a demand to repurchase for breach of the representations and warranties contained in the underlying transaction documents during the distribution period from June 27, 2014 to July 17, 2014.

  The Depositor has filed a Form ABS-15G on February 14, 2014. The CIK number of the Depositor is 0001013454.

  German American Capital Corporation ("GACC"), one of the sponsors, has filed a Form ABS-15G on February 14, 2014. The CIK number of GACC is 0001541294.

  Ladder Capital Finance LLC ("Ladder"), one of the sponsors, has filed a Form ABS 15-G on February 14, 2014. The CIK number of Ladder is 0001541468.

  Cantor Commercial Real Estate Lending, L.P. ("CCRE"), one of the sponsors, has filed a Form ABS-15G on February 14, 2014. The CIK number of CCRE is 0001558761.

  Natixis Real Estate Capital LLC ("NREC"), one of the sponsors, has filed a Form ABS-15G on February 14, 2014. The CIK number of NREC is 0001542256.

  Part II - OTHER INFORMATION

  Item 2. Legal Proceedings.

  Legal proceeding from Wells Fargo Bank, N.A.

  On June 18, 2014, a group of institutional investors filed a civil complaint in the Supreme Court of the State of New York, New York County, against Wells Fargo Bank, N.A., in its capacity as trustee under 276 residential mortgage backed securities ("RMBS") trusts. The complaint is one of six similar complaints filed contemporaneously against RMBS trustees (Deutsche Bank, Citibank, HSBC, Bank of New York Mellon and US Bank) by certain of the institutional investor plaintiffs. The complaint against Wells Fargo Bank, N.A. alleges the trustee caused losses to investors and asserts causes of action based upon, among other things, the trustee's purported failure to enforce repurchase obligations of mortgage loan sellers for alleged breaches of representations and warranties concerning loan quality, failure to notify securityholders of purported events of default allegedly caused by breaches by mortgage loan servicers and purported failure to abide by appropriate standards of care following events of default. Relief sought includes money damages in an unspecified amount, reimbursement of certain expenses and equitable relief. Other cases alleging similar causes of action have previously been filed against Wells Fargo Bank, N.A. and other trustees by RMBS investors in other transactions.

  There can be no assurances as to the outcome of the litigation, or the possible impact of the litigation on the trustee or the RMBS trusts. However, Wells Fargo Bank, N.A. denies liability and believes that it has performed its obligations under the RMBS trusts in good faith, that its actions were not the cause of losses to investors and that it has meritorious defenses, and it intends to contest the plaintiffs' claims vigorously.

  Item 6. Significant Obligors of Pool Assets.

  The Bronx Terminal Market mortgage loan constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB as disclosed in the Prospectus Supplement filed with the SEC on June 25, 2014. There are no current updates to the net operating income at this time.

  Item 9. Exhibits.

     (a) The following is a list of documents filed as part of this Report on Form 10-D:

       (99.1) Monthly report distributed to holders of the certificates issued by COMM 2014-CCRE18 Mortgage Trust, relating to the July 17, 2014 distribution.

    (b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

  SIGNATURES

  Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

  Deutsche Mortgage & Asset Receiving Corporation
  (Depositor)

  /s/ Helaine M. Kaplan
  Helaine M. Kaplan, President

  Date: July 25, 2014

  /s/ Andrew Mullin
  Andrew Mullin, Vice President, Treasurer, Chief Financial Officer and Chief Accounting Officer

  Date: July 25, 2014

 EXHIBIT INDEX

  Exhibit Number  Description
  EX-99.1 Monthly report distributed to holders of the certificates issued by COMM 2014-CCRE18 Mortgage Trust, relating to the July 17, 2014 distribution.